INTERBANK BORROWINGS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Interbank borrowings	$ 1,698,357	$ 1,916,368
Loans From Financial Institutions And The Central Bank Of Chile [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	5	7
Loans From Financial Institutions And The Central Bank Of Chile [Member] | Borrowings And Other Obligations [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	$ 5	$ 7